Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended
	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory tax rate	35.00%
State tax benefit (net of federal benefits)	8.00%
Deferred tax asset valuation reserve	(43.00%)
Effective tax rate as reported	0.00%
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal net operating loss carryforwards	$ 378,283	[1]
State net operating loss carryforwards	113,330	[1]
Total deferred tax assets	491,613
Investment in limited partnership	(211,151)
Total deferred tax liabilities	(211,151)
Net deferred tax assets	280,461
Less: net deferred tax asset valuation allowance	(280,461)	[2]
Total net deferred tax asset	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	0
Additions based on tax positions related to the current year	0
Additions based on tax positions at formation	10,314
Reductions for tax positions of prior years	0
Settlements	0
Unrecognized tax benefits, end of year	$ 10,314

[1]	The federal net operating loss (“NOL”) carryforward expires between 2028 and 2033. The state NOL carryforward expires between 2020 and 2028.
[2]	A valuation allowance equal to our net deferred tax asset balance has been established due to the uncertainty of realizing the tax benefits related to our net deferred tax assets.